Fair Value of Derivative Warrants (Details) (USD $)	2 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
BalanceFair Value of Derivative Warrants	(411,805)	(180,284)	(486,113)	(597,519)
Net income (loss)	$ 231,521	$ (305,829)	$ 675,949
Other comprehensive income (loss)	0	0	0
Purchases, issuances and settlements	0	0	(787,355)
Transfers in and/or out of Level 3	0	0	0
Derivative warrants Assets (Liability) [Member]
BalanceFair Value of Derivative Warrants	(411,805)	(180,284)	(486,113)	(597,519)	(106,561)
Net income (loss)	(305,829)	231,521	675,949
Other comprehensive income (loss)	$ 0	$ 0	$ 0
Purchases, issuances and settlements	0	0	(787,355)
Transfers in and/or out of Level 3	0	0	0